Shareholders' Equity (Details) - USD ($) shares in Millions, $ in Millions	Sep. 30, 2026	Mar. 31, 2026
Equity [Abstract]
Shares held in EBT (in shares)	0	0
Market value of shares held in EBT	$ 2.6	$ 2.2